Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Detail) $ in Thousands, ₱ in Millions	12 Months Ended
	Dec. 31, 2021 PHP (₱)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2021 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)	₱ 106,113	₱ 107,759
Right-of-use assets (Note 10)	20,081	18,303
Lease liabilities – net of current portion (Note 10)	17,131	15,982
Current portion of lease liabilities (Note 10)	4,555	4,043
Financial assets at fair value through other comprehensive income (Notes 6, 11 and 25)		168
Repairs and maintenance (Notes 14, 18 and 25)	24,653	21,555	₱ 20,007
Rent (Notes 10 and 25)	2,231	1,384	1,290
Depreciation and amortization (Notes 9 and 10)	52,169	47,480	39,656
Accounts payable (Note 23)	99,718	82,413
Financing costs – net	10,414	10,086	8,553
Professional and other contracted services (Note 25)	8,371	7,307	7,408
Communication, training and travel (Note 25)	977	903	1,203
Prepayments (Note 19)	107,484	76,766
Insurance and security services (Note 25)	1,739	1,699	1,671
Trade and other receivables	35,625	38,304
Cost of services (Note 18)	3,492	2,991	3,680
Revenues	193,257	181,004	169,187
Expenses	152,496	144,822	129,786
Meralco Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	186	418
Right-of-use assets (Note 10)	2,433	1,916
Lease liabilities – net of current portion (Note 10)	1,118	1,589
Current portion of lease liabilities (Note 10)	487	437
Repairs and maintenance (Notes 14, 18 and 25)	2,519	2,231	2,689
Rent (Notes 10 and 25)	40	38	29
Depreciation and amortization (Notes 9 and 10)	₱ 486	473	218
Meralco Joint Venture Through P C E V | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease (Unsecured)
Meralco Joint Venture Through P C E V | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Meralco Joint Venture Through P C E V | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	45 days upon receipt of billings (Unsecured)
Meralco Joint Venture Through P C E V | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2021 – due after December 31, 2022; 2020 – due after December 31, 2021 (Unsecured)
Meralco Joint Venture Through P C E V | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2021 – due on or before December 31, 2022; 2020 – due on or before December 31, 2021 (Unsecured)
Meralco Industrial Engineering Services Corporation, or MIESCOR Joint Venture Through PCEV [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)	₱ 1	3
Terms and Conditions	30 days upon receipt of invoice (Unsecured)
M P I C Joint Venture Through P C E V
Disclosure Of Transactions Between Related Parties [Line Items]
Financial assets at fair value through other comprehensive income (Notes 6, 11 and 25)		168
Terms and Conditions	2020 – due on or before December 31, 2021; noninterest-bearing (Unsecured)
NTT TC Leasing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Non-amortizing, payable upon maturity on March 30, 2023 (Unsecured)
Interest-bearing financial liabilities (Note 21)	₱ 1,272	1,201
Financing costs – net	17	29	52
NTT World Engineering Marine Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	240	183
Repairs and maintenance (Notes 14, 18 and 25)	₱ 97	139	169
Terms and Conditions	1st month of each quarter; noninterest-bearing (Unsecured)
NTT TC Leasing One [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Non-amortizing, payable upon maturity on March 27, 2024 (Unsecured)
Interest-bearing financial liabilities (Note 21)	₱ 1,271	1,200
Financing costs – net	18	30	52
NTT Communications [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)	₱ 12	11
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing (Unsecured)
Accounts payable (Note 23)	₱ 3	3
Professional and other contracted services (Note 25)	₱ 68	81	95
NTT Communications [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing (Unsecured)
NTT Worldwide Telecommunications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing (Unsecured)
Accounts payable (Note 23)	₱ 4	1
Selling and promotions	2	3	5
NTT DOCOMO, Inc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)	₱ 12	8
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing (Unsecured)
Professional and other contracted services (Note 25)	₱ 80	58	70
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	52	59
Accrued expenses and other current liabilities (Notes 24 and 27)	7	3
Right-of-use assets (Note 10)	83	134
Lease liabilities – net of current portion (Note 10)	62	114
Current portion of lease liabilities (Note 10)	30	20
Repairs and maintenance (Notes 14, 18 and 25)	25	6	38
Rent (Notes 10 and 25)	232	314	198
Depreciation and amortization (Notes 9 and 10)	29	34
Financing costs – net	₱ 5	13
Professional and other contracted services (Note 25)		2
Communication, training and travel (Note 25)		1	10
Miscellaneous expenses			98
JGSHI and Subsidiaries [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease (Unsecured)
JGSHI and Subsidiaries [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	1st month of each quarter; 30 days upon receipt of invoice; noninterest-bearing (Unsecured)
JGSHI and Subsidiaries [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing (Unsecured)
JGSHI and Subsidiaries [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2021 – due after December 31, 2022; 2020 – due after December 31, 2021 (Unsecured)
JGSHI and Subsidiaries [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2021 – due on or before December 31, 2022 2020 – due on or before December 31, 2021 (Unsecured)
Malayan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	₱ 10	10
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Prepayments (Note 19)	₱ 23	18
Insurance and security services (Note 25)	₱ 196	194	295
Malayan [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Gotuaco [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities (Notes 23 and 24)	₱ 1	10
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
Prepayments (Note 19)		5
Insurance and security services (Note 25)	₱ 179	149	165
Gotuaco [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice (Unsecured)
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Professional and other contracted services (Note 25)	₱ 111	72	156
Prepayments (Note 19) | $				$ 1,540
Cignal Cable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)		102
Terms and Conditions	30 days upon receipt of invoice (Unsecured)
Selling and promotions		23	82
Cost of services (Note 18)		22	306
Other income – net		51	166
Various [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities (Notes 24 and 27)	₱ 11	63
Right-of-use assets (Note 10)	750	598
Lease liabilities – net of current portion (Note 10)	386	413
Current portion of lease liabilities (Note 10)	₱ 234	156
Terms and Conditions	30 days upon receipt of billing; noninterest-bearing (Unsecured)
Accounts payable (Note 23)	₱ 1,314	1,049
Trade and other receivables	1,892	2,036
Revenues	2,368	2,145	2,401
Expenses	₱ 2,386	₱ 1,582	₱ 1,908
Various [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease (Unsecured)
Various [Member] | Trade and Other Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice (Unsecured)
Various [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing (Unsecured)
Various [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2021 – due after December 31, 2022; 2020 – due after the December 31, 2021 (Unsecured)
Various [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2021 – due on or before December 31, 2022; 2020 – due on or before December 31, 2021 (Unsecured)